VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2024
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

11.VARIABLE INTEREST ENTITIES

The Company is required to consolidate VIEs in which it has a controlling financial interest in accordance with ASC 810, Consolidation (ASC 810). A controlling financial interest will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company’s variable interest in VIEs may be in the form of equity ownership, contracts to purchase assets, management services and development agreements between the Company and a VIE, loans provided by the Company to a VIE or other member, and/or guarantees provided by members to banks and other parties.

Based on its analysis, the Company has consolidated LRE Cayman and Sojiya Japan in the fiscal years ended June 30, 2024, 2023, and 2022, along with the wholly - owned subsidiaries LRE Dallas, Real Vision and LRE HK. The Company has no unconsolidated VIE during these periods.

LRE Cayman and Sojiya Japan do not have substantial operations and their assets, liabilities and equity balances are immaterial.